Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	MFS SERIES TRUST I
Entity Central Index Key	0000798244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	Dec. 29, 2021
MFS Research International Fund | A
Prospectus:
Trading Symbol	MRSAX
MFS Research International Fund | R4
Prospectus:
Trading Symbol	MRSJX
MFS Research International Fund | 529A
Prospectus:
Trading Symbol	EARSX
MFS Research International Fund | 529B
Prospectus:
Trading Symbol	EBRIX
MFS Research International Fund | 529C
Prospectus:
Trading Symbol	ECRIX
MFS Research International Fund | B
Prospectus:
Trading Symbol	MRIBX
MFS Research International Fund | C
Prospectus:
Trading Symbol	MRICX
MFS Research International Fund | I
Prospectus:
Trading Symbol	MRSIX
MFS Research International Fund | R1
Prospectus:
Trading Symbol	MRSGX
MFS Research International Fund | R2
Prospectus:
Trading Symbol	MRSRX
MFS Research International Fund | R3
Prospectus:
Trading Symbol	MRSHX
MFS Research International Fund | R6
Prospectus:
Trading Symbol	MRSKX